SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 16, 2024	Sep. 20, 2023	Sep. 30, 2023	Sep. 30, 2024	Jul. 26, 2022
SUBSEQUENT EVENTS
Capital contribution from a shareholder (in shares)		760,000	760,000
Ordinary shares, par value (in dollars per share)				$ 1
Common Class A
SUBSEQUENT EVENTS
Ordinary shares, par value (in dollars per share)			$ 0.00025	$ 0.00025	$ 0.00025
Subsequent Events | Common Class A
SUBSEQUENT EVENTS
Capital contribution from a shareholder (in shares)	2,070,000
Ordinary shares, par value (in dollars per share)	$ 0.00025
Gross proceeds from IPO	$ 10,350